Accounts Payable and Accrued Expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts payable and accrued expenses
Accounts payable	$ 32,312	$ 16,618
Accrued compensation and related expenses	18,432	17,770	$ 9,857
Accrued marketing	22,681	11,855	3,237
Accrued professional fees	9,414	10,344
Accrued other expenses	40,107	28,708
Accounts Payable and Accrued Liabilities, Current, Total	$ 122,946	$ 85,295	$ 56,149